DEVELOPMENT STAGE AND GOING CONCERN (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		60 Months Ended	69 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Cash and cash equivalents	$ 1,015,121		$ 1,015,121		$ 157,174	$ 870	$ 157,174	$ 1,015,121
NET LOSS	(2,025,512)	(564,379)	(5,783,685)	(2,871,643)	(5,135,618)	(4,440,103)	(11,496,178)	(17,279,864)
Net cash used in operating activities			(2,626,838)	(1,952,832)	(1,154,126)	(2,815,514)	(4,733,019)	(7,359,857)
Deficit accumulated during the development stage	$ (17,645,733)		$ (17,645,733)		$ (11,862,048)	$ (6,726,430)	$ (11,862,048)	$ (17,645,733)